INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule Of Intangible Asset [Line Items]
Cost	¥ 33,459		¥ 202,024
Less: Accumulated amortization	10,518		49,560
Intangible assets, net	22,941	$ 3,619	152,464
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	31,184		112,849
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost			86,900
Software [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 2,275		¥ 2,275